Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Summary of Restatement of Financial Statements

As of August 17, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Class A ordinary shares subject to possible redemption	$508,843,200	$66,156,800	$575,000,000
Class A ordinary shares	$662	$(662)	$—
Class B ordinary shares	$1,438	$—	$1,438
Additional paid-in capital	$6,699,125	$(6,699,125)	$—
Accumulated deficit	$(1,701,221)	$(59,457,013)	$(61,158,234)

Total shareholders’ equity (deficit)	$5,000,004	$(66,156,800)	$(61,156,796)

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

As of December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Class A ordinary sharessubject to possible redemption	$485,439,440	$89,560,560	$575,000,000
Class A ordinary shares	$896	$(896)	$—
Class B ordinary shares	$1,438	$—	$1,438
Additional paid-in capital	$30,092,651	$(30,092,651)	$—
Accumulated deficit	$(25,094,982)	$(59,467,013)	$(84,561,995)

Total shareholders’ equity (deficit)	$5,000,003	$(89,560,560)	$(84,560,557)

The Company’s statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity accounts described above. The Company’s statement of operations has been restated to reflect the changes to the impacted earnings per share data as presented below.

	Earnings Per Share
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
For the Period From June 10, 2020 (Inception) Through December 31, 2020
Net loss	$(25,094,982)	$—	$(25,094,982)
Weighted average shares outstanding - Class A ordinary shares	57,500,000	(19,073,171)	38,426,829
Basic and diluted earnings per share - Class A ordinary shares	$—	$—	$(0.48)
Weighted average shares outstanding - Class B ordinary shares	13,753,049	—	13,753,049
Basic and diluted earnings per share - Class B ordinary shares	$(1.85)	$1.37	$(0.48)
The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

For the Period From June 10, 2020 (Inception) Through December 31, 2020
	As Reported As Previously Restated in 10-K/A Amendment	Adjustment	As Restated

Value of Class A ordinary shares subject to possible redemption	$508,843,200	$(508,843,200)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(23,403,760)	$23,403,760	$—
The table below presents the effect of the restatement discussed above on the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$576,903,389	$—	$576,903,389
Total liabilities	$60,996,746	$—	$60,996,746
Class A ordinary shares subject to possible redemption	$510,906,640	$64,093,360	$575,000,000
Preferred shares	$—	$—	$—
Class A ordinary shares	$641	$(641)	$—
Class B ordinary shares	$1,438	$—	$1,438
Additional paid-in capital	$4,625,706	$(4,625,706)	$—
Retained earnings (accumulated deficit)	$372,218	$(59,467,013)	$(59,094,795)

Total shareholders’ equity (deficit)	$5,000,003	$(64,093,360)	$(59,093,357)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$576,903,389	$—	$576,903,389

The table below presents the effect of the restatement discussed above on the Company’s previously reported unaudited condensed statement of cash flows for the three months ended March 31, 2021:

Three Months Ended March 31, 2021 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$(25,466,945)	$25,466,945	$—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$576,858,765	$—	$576,858,765
Total liabilities	$53,058,535	$—	$53,058,535
Class A ordinary shares subject to possible redemption	$518,800,220	$56,199,780	$575,000,000
Preferred shares	$—	$—	$—
Class A ordinary shares	$562	$(562)	$—
Class B ordinary shares	$1,438	$—	$1,438
Additional paid-in capital	$—	$—	$—
Retained earnings (accumulated deficit)	$4,998,010	$(56,199,218)	$(51,201,208)

Total shareholders’ equity (deficit)	$5,000,010	$(56,199,780)	$(51,199,770)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$576,858,765	$—	$576,858,765

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the six months ended June 30, 2021:

Six Months Ended June 30, 2021 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$33,360,780	$(33,360,780)	$—